JPMorgan Active Value ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.2%
Aerospace & Defense — 2.6%
General Dynamics Corp.	147,516	50,630,442
RTX Corp.	512,496	98,860,478
Textron, Inc.	94,297	8,256,645
		157,747,565
Banks — 8.7%
Bank of America Corp.	2,705,684	131,902,095
Citigroup, Inc.	467,859	53,059,889
Fifth Third Bancorp	1,162,549	54,012,027
First Citizens BancShares, Inc., Class A	12,280	23,143,625
Huntington Bancshares, Inc.	1,306,718	20,450,137
US Bancorp	1,468,643	76,384,122
Wells Fargo & Co.	2,048,649	163,092,947
		522,044,842
Beverages — 0.2%
PepsiCo, Inc.	82,339	12,786,423
Biotechnology — 4.0%
AbbVie, Inc.	314,408	68,380,596
Biogen, Inc. *	109,680	20,107,635
Ionis Pharmaceuticals, Inc. *	101,421	7,615,703
Regeneron Pharmaceuticals, Inc.	96,944	74,902,812
Vertex Pharmaceuticals, Inc. *	147,797	65,997,272
		237,004,018
Broadline Retail — 2.1%
Amazon.com, Inc. *	590,479	122,979,061
Building Products — 0.9%
Carrier Global Corp.	913,280	51,426,797
Capital Markets — 4.8%
Ares Management Corp., Class A	92,749	10,118,916
Bank of New York Mellon Corp. (The)	337,863	40,080,688
Blackrock, Inc.	11,382	10,946,183
Blackstone, Inc.	100,435	11,549,021
Charles Schwab Corp. (The)	1,058,759	99,502,171
Goldman Sachs Group, Inc. (The)	41,741	35,312,468
Intercontinental Exchange, Inc.	195,120	30,688,474
Morgan Stanley	296,718	48,830,881
		287,028,802
Chemicals — 2.7%
Air Products and Chemicals, Inc.	164,289	47,724,312
Albemarle Corp.	221,927	39,842,554
Celanese Corp., Class A	340,368	22,386,004
Chemours Co. (The)	780,996	17,205,342
LyondellBasell Industries NV, Class A	212,068	17,084,198
PPG Industries, Inc.	144,831	15,479,537
		159,721,947

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — 0.3%
Republic Services, Inc., Class A	81,732	17,900,943
Construction Materials — 1.0%
Amrize Ltd. *	200,007	11,204,392
James Hardie Industries plc, ADR *	610,574	11,564,271
Vulcan Materials Co.	137,272	37,379,166
		60,147,829
Consumer Finance — 1.4%
American Express Co.	138,261	41,821,187
Capital One Financial Corp.	216,784	39,547,905
		81,369,092
Consumer Staples Distribution & Retail — 1.8%
BJ's Wholesale Club Holdings, Inc. *	318,504	31,347,164
Performance Food Group Co. *	506,507	43,387,390
Walmart, Inc.	273,744	34,020,904
		108,755,458
Containers & Packaging — 0.4%
Ball Corp.	442,437	26,152,451
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	1,843,566	53,444,978
Comcast Corp., Class A	824,308	23,665,883
		77,110,861
Electric Utilities — 3.0%
Entergy Corp.	229,157	25,748,081
NextEra Energy, Inc.	819,214	76,088,596
Southern Co. (The)	503,352	48,583,535
Xcel Energy, Inc.	376,040	29,872,618
		180,292,830
Electrical Equipment — 2.0%
Eaton Corp. plc	206,953	74,020,880
Emerson Electric Co.	339,425	44,471,463
		118,492,343
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	244,581	33,255,678
TD SYNNEX Corp.	130,121	21,952,714
		55,208,392
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A	123,343	7,530,090
Entertainment — 1.7%
Walt Disney Co. (The)	863,724	83,245,719
Warner Bros Discovery, Inc. *	568,831	15,620,099
		98,865,818
Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B *	314,537	150,726,131

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Corpay, Inc. *	37,216	10,829,484
Fidelity National Information Services, Inc.	736,621	34,554,891
Toast, Inc., Class A *	1,102,075	29,216,008
		225,326,514
Food Products — 1.3%
Mondelez International, Inc., Class A	1,317,890	75,963,180
Ground Transportation — 2.6%
CSX Corp.	751,422	30,845,873
Norfolk Southern Corp.	53,626	15,390,662
Ryder System, Inc.	239,288	48,984,647
Saia, Inc. *	36,557	12,841,743
Union Pacific Corp.	194,737	47,247,091
		155,310,016
Health Care Equipment & Supplies — 1.6%
Becton Dickinson & Co.	79,689	12,529,501
Boston Scientific Corp. *	325,817	20,445,017
GE HealthCare Technologies, Inc.	351,505	25,020,126
Medtronic plc	469,902	40,717,008
		98,711,652
Health Care Providers & Services — 3.7%
Cardinal Health, Inc.	119,279	25,204,846
Cigna Group (The)	118,895	31,715,241
CVS Health Corp.	401,233	28,816,554
Elevance Health, Inc.	43,701	12,793,468
Humana, Inc.	43,694	7,576,103
Labcorp Holdings, Inc.	144,073	38,440,117
Quest Diagnostics, Inc.	95,686	18,752,542
UnitedHealth Group, Inc.	218,370	59,088,738
		222,387,609
Health Care REITs — 0.8%
Healthpeak Properties, Inc.	1,341,507	22,040,960
Ventas, Inc.	332,909	27,225,298
		49,266,258
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	1,021,933	19,580,236
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.	3,571	15,035,053
Chipotle Mexican Grill, Inc., Class A *	182,734	5,849,316
McDonald's Corp.	123,861	38,494,760
Yum! Brands, Inc.	96,234	14,962,462
		74,341,591
Household Products — 0.9%
Procter & Gamble Co. (The)	383,867	55,445,749

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial Conglomerates — 0.7%
3M Co.	271,429	39,419,634
Industrial REITs — 0.2%
Prologis, Inc.	87,749	11,598,663
Insurance — 2.6%
Aon plc, Class A	23,457	7,571,450
Arthur J Gallagher & Co.	239,523	51,875,891
Chubb Ltd.	68,877	22,449,081
Marsh & McLennan Cos., Inc.	199,247	34,559,392
Progressive Corp. (The)	97,569	19,342,079
Travelers Cos., Inc. (The)	69,286	20,209,341
		156,007,234
Interactive Media & Services — 4.4%
Alphabet, Inc., Class C	526,550	151,046,133
Meta Platforms, Inc., Class A	193,642	110,788,397
		261,834,530
IT Services — 0.9%
Accenture plc, Class A	94,569	18,752,087
Cognizant Technology Solutions Corp., Class A	151,401	9,288,451
International Business Machines Corp.	100,481	24,355,590
		52,396,128
Life Sciences Tools & Services — 0.8%
IQVIA Holdings, Inc. *	73,163	12,477,218
Thermo Fisher Scientific, Inc.	75,070	36,899,157
		49,376,375
Machinery — 3.1%
Deere & Co.	66,287	37,339,467
Dover Corp.	307,488	64,095,873
Flowserve Corp.	441,955	32,488,112
Gates Industrial Corp. plc *	1,951,152	44,115,547
Parker-Hannifin Corp.	10,779	9,649,792
		187,688,791
Media — 0.3%
Charter Communications, Inc., Class A *	40,948	8,839,854
Fox Corp., Class A	108,908	6,360,227
		15,200,081
Multi-Utilities — 1.3%
CMS Energy Corp.	379,775	29,462,944
Dominion Energy, Inc.	613,158	37,905,428
Public Service Enterprise Group, Inc.	130,434	10,558,632
		77,927,004
Oil, Gas & Consumable Fuels — 6.2%
Chevron Corp.	514,730	106,497,637
ConocoPhillips	545,700	72,032,400
Diamondback Energy, Inc.	129,392	25,592,444

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
EOG Resources, Inc.	629,500	91,006,815
EQT Corp.	638,203	40,615,239
Exxon Mobil Corp.	107,947	18,314,288
Valero Energy Corp.	72,227	17,845,847
		371,904,670
Passenger Airlines — 0.4%
Alaska Air Group, Inc. *	336,265	12,367,827
Southwest Airlines Co.	323,653	12,159,643
		24,527,470
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	1,053,056	63,867,846
Eli Lilly & Co.	16,706	15,365,678
Johnson & Johnson	467,860	114,363,698
Merck & Co., Inc.	349,933	42,093,441
Zoetis, Inc.	124,842	14,757,573
		250,448,236
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp., Class A	226,212	17,651,322
Residential REITs — 1.2%
AvalonBay Communities, Inc.	227,441	37,152,488
Mid-America Apartment Communities, Inc.	202,669	24,749,938
UDR, Inc.	219,317	7,408,528
		69,310,954
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc. *	51,728	10,523,027
Analog Devices, Inc.	188,191	59,871,085
Micron Technology, Inc.	76,994	26,011,653
NXP Semiconductors NV (Netherlands)	412,421	81,189,198
ON Semiconductor Corp. *	179,578	11,119,470
Skyworks Solutions, Inc.	81,370	4,357,363
Texas Instruments, Inc.	204,981	39,795,011
Universal Display Corp.	59,360	5,440,938
		238,307,745
Software — 2.3%
HubSpot, Inc. *	84,502	20,626,938
Intuit, Inc.	29,870	12,915,191
Microsoft Corp.	107,570	39,819,187
Roper Technologies, Inc.	118,726	42,012,382
ServiceNow, Inc. *	207,518	21,696,007
		137,069,705
Specialized REITs — 0.2%
American Tower Corp.	79,649	13,745,824
Specialty Retail — 3.3%
AutoZone, Inc. *	7,520	25,400,906

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Gap, Inc. (The)	887,094	21,467,675
Home Depot, Inc. (The)	108,830	35,793,099
Lowe's Cos., Inc.	259,705	61,363,097
O'Reilly Automotive, Inc. *	180,591	16,670,355
TJX Cos., Inc. (The)	238,077	38,020,897
		198,716,029
Technology Hardware, Storage & Peripherals — 2.2%
Hewlett Packard Enterprise Co.	1,706,011	40,620,122
Western Digital Corp.	337,073	91,174,876
		131,794,998
Textiles, Apparel & Luxury Goods — 0.5%
Kontoor Brands, Inc.	393,307	27,645,549
Tobacco — 1.7%
Philip Morris International, Inc.	631,692	104,443,955
Trading Companies & Distributors — 0.8%
AerCap Holdings NV (Ireland)	276,257	37,896,935
EquipmentShare.com, Inc., Class A * (a)	361,604	7,365,874
		45,262,809
Water Utilities — 0.5%
American Water Works Co., Inc.	229,175	31,188,426
Total Common Stocks (Cost $5,516,495,717)		5,872,364,499
Short-Term Investments — 1.8%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $103,999,202)	103,978,632	103,989,030
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $6,813,960)	6,813,960	6,813,960
Total Short-Term Investments (Cost $110,813,162)		110,802,990
Total Investments — 100.0% (Cost $5,627,308,879)		5,983,167,489
Liabilities in Excess of Other Assets — (0.0)% ^		(1,277,372)
NET ASSETS — 100.0%		5,981,890,117

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $6,940,018.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,983,167,489	$—	$—	$5,983,167,489

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$291,685,956	$187,666,913	$(19,841)	$(10,172)	$103,989,030	103,978,632	$299,449	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	343,539,957	336,725,997	—	—	6,813,960	6,813,960	322,895	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	128,506,160	293,508,108	422,014,268	—	—	—	—	1,693,155	—
Total	$128,506,160	$928,734,021	$946,407,178	$(19,841)	$(10,172)	$110,802,990		$2,315,499	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.